Derivatives - Fair Value Hedges (Details) $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2015 USD ($)	May. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2015	Mar. 31, 2015 USD ($)	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2009
6.250% Senior Secured Notes due 2022
Derivatives
Stated interest rate on debt (as a percent)					6.25%		6.25%
7.500% Senior Secured Notes due 2019
Derivatives
Stated interest rate on debt (as a percent)					7.50%						7.50%
5.500% Senior Secured Notes due 2020
Derivatives
Stated interest rate on debt (as a percent)					5.50%				5.50%
Amount of notes tendered for purchase		$ 175,900
5.375% Senior Secured Notes due 2016
Derivatives
Stated interest rate on debt (as a percent)										5.375%
Gain recognized on settlement						$ 10,103
Interest Rate Swaps | Fair Value Hedges | 7.500% Senior Secured Notes due 2019 | Six-month LIBOR
Derivatives
Spread rate (as a percent)								4.09%
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 6.250% Senior Secured Notes due 2022
Derivatives
Notional amount					$ 625,000
Aggregate fair value of contracts					(9,000)
Amount of debt hedged by the interest rate swap					$ 625,000
Fixed interest payments receivable (as a percent)					6.25%
Unrealized loss on the swap					$ 9,000
Unrealized gain on the hedged debt					$ 10,500
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Six-month LIBOR | Minimum
Derivatives
Spread rate (as a percent)					4.4425%
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Six-month LIBOR | Maximum
Derivatives
Spread rate (as a percent)					4.56375%
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 7.500% Senior Secured Notes due 2019 | One-month LIBOR
Derivatives
Notional amount								$ 250,000
Spread rate (as a percent)								3.42%
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 7.500% Senior Secured Notes due 2019 | Six-month LIBOR
Derivatives
Notional amount								$ 250,000
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 5.500% Senior Secured Notes due 2020
Derivatives
Notional amount		124,100
Notional value of derivatives cancelled		175,900
Cash received from swap counterparties upon settlement		$ 13,000
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 5.500% Senior Secured Notes due 2020 | Six-month LIBOR
Derivatives
Notional amount								$ 300,000
Spread rate (as a percent)								1.86%
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 7.500% Senior Secured Notes due in 2019 and 5.500% Senior Secured Notes due in 2020
Derivatives
Notional value of derivatives cancelled	$ 624,000
Cash received from swap counterparties upon settlement	59,000
Swap fair value adjustment to debt remained to be amortized	$ 1,300
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | 5.375% Senior Secured Notes due 2016
Derivatives
Notional value of derivatives settled			€ 150	$ 182,100
Gain recognized on settlement				$ 10,100		$ 10,100